UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2006
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOCRATIC FUND MANAGEMENT, L.P.
Address:   101 JFK PARKWAY
           SHORT HILLS, NEW JERSEY 07078


Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JONATHAN W. GIBSON
           ------------------------------------------
Title:     Managing Member of the reporting
                                           -
           MANAGER'S GENERAL PARTNER
Phone:     (973) 921-4700
           ---------------------------------

Signature, Place, and Date of Signing:

         /S/JONATHAN W. GIBSON         SHORT HILLS, NEW JERSEY         2/14/06
         ---------------------         -----------------------         -------
              [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     N/A
[If there are no entries in this list, omit this section.]

         Form 13F File Number                        Name

         28-
            --------------------------------         ---------------------------
              [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                --------------

Form 13F Information Table Entry Total:              21
                                                --------------

Form 13F Information Table Value Total:         200,040
                                                --------------
                                                   (thousands)

List of Other Included Managers:                N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No. Form 13F File Number Name

                         28-
    ---------            -----------------------         -----------------------
                         [Repeat as necessary.]

                                                                                    COLUMN 5
                                                                                        SHARES
      COLUMN 1                            COLUMN 2    COLUMN 3      COLUMN 4           (SH)    COLUMN 6   COLUMN 7     COLUMN 8
                                          TITLE OF                  VALUE X            PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER                        CLASS      CUSIP         $1000     SHARES  CALL   DESCRETION  MANAGERS  SOLE SHARED NONE
      --------------                      --------     -----      ----------  --------------- --------------------------------------

                                                                                                            N/A

1     AMERADA HESS CORP.             CMN   COM      023551 10 4     7,120.00      50,000 SH    SOLE                  X
2     APACHE CORP.                   CMN   COM      037411 10 5    10,875.00     166,000 SH    SOLE                  X
3     ARCHER DANIELS MIDLAND CO      CMN   COM      039483 10 2     3,365.00     100,000 SH    SOLE                  X
4     CANADIAN NATURAL RESOURCES     CMN   COM      136385 10 1    14,147.00     255,400 SH    SOLE                  X
5     CYPRESS SEMICONDUCTOR CORP     CMN   COM      232806 10 9    26,273.00   1,550,000 SH    SOLE                  X
6     DIAMOND OFFSHORE
      DRILLING INC                   CMN   COM      25271C 10 2     7,742.00      86,500 SH    SOLE                  X
7     DISTRIBUTED ENERGY
      SYSTMS CORP                    CMN   COM      25475V 10 4       107.00      15,000 SH    SOLE                  X
8     ENERGYSOUTH INC                CMN   COM      292970 10 0     1,579.00      49,653 SH    SOLE                  X
9     ENSCO INTERNATIONAL INC        CMN   COM      26874Q 10 0     7,718.00     150,000 SH    SOLE                  X
10    EVERGREEN SOLAR INC            CMN   COM      30033R 10 8    20,020.00   1,300,000 SH    SOLE                  X
11    HALLIBURTON COMPANY            CMN   COM      406216 10 1     9,858.00     135,000 SH    SOLE                  X
12    INTERNATIONAL COAL GROUP INC.  CMN   COM      45928H 10 6    12,662.00   1,300,000 SH    SOLE                  X
13    OCCIDENTAL PETROLEUM CORP      CMN   COM      674599 10 5    11,062.00     119,400 SH    SOLE                  X
14    OMI CORP (NEW)                 CMN   COM      Y6476W 10 4    12,614.00     700,000 SH    SOLE                  X
15    PLAINS EXPL & PROD CO LP       CMN   COM      726505 10 0    14,579.00     377,300 SH    SOLE                  X
16    PLUG POWER INC.                CMN   COM      72919P 10 3       320.00      63,969 SH    SOLE                  X
17    SASOL LTD SPONS
      ADR SPONSOREDADR               CMN   COM      803866 30 0     9,268.00     245,000 SH    SOLE                  X
18    SCHLUMBERGER LTD               CMN   COM      806857 10 8     8,417.00      66,500 SH    SOLE                  X
19    SUNCOR ENERGY INC              CMN   COM      867229 10 6    11,938.00     155,000 SH    SOLE                  X
20    WEATHERFORD
      INTERNATIONAL, LTD             CMN   COM      G95089 10 1     9,951.00     217,500 SH    SOLE                  X
21    PUT/OIH(OIHPG) @
      135 EXP04/22/2006              PUT            678002 95 6       425.00       5,000 PUT   SOLE                              X
